Note 3: Other Current Assets: Schedule of Other Current Assets (Tables)	6 Months Ended
Nov. 30, 2013
Tables/Schedules
Schedule of Other Current Assets

Schedule of Other Current Assets

Other Current Assets	November 30, 2013	May 31, 2013
Other Current Assets, Beginning Balance	$981,000	$833,274
Prepaid Legal	$(4,018)	$(3,274)
Prepaid Financial Services	$(973,500)	$1,336,000
Less: Amortization	0	(1,185,000)
Other Current Assets, Balance end of period	$3,482	$981,000